Intangibles Assets and Goodwill - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss on intangible assets and goodwill	€ 1,866
Research and development expense	3,137	€ 3,700	€ 3,362
Italy [member] | 2017 Acquisitions [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,921
Mexico [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss on intangible assets and goodwill	€ 1,866